As filed with the U.S. Securities and Exchange Commission on December 14, 1999.

		File No.  33-78960
	File No.  811-8510


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

	FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No.          	[   ]
Post Effective Amendment No.  12   	[ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No.    15    	[ X ]

Matthews International Funds
(Exact name of Registrant as Specified in Charter)

456 Montgomery Street, Suite 1200, San Francisco, CA 94111
(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (415)788-7553

G. Paul Matthews, President
Matthews International Capital Management, LLC
456 Montgomery Street, Suite 1438
San Francisco, California  94111
(Name and Address of Agent for Service)

COPIES TO:
Kelvin K. Leung, Esq.		Joseph M. O'Donnell, Esq.
Paul, Hastings, 			Matthews International Capital
Janofsky & Walker LLP		Management, LLC
345 California Street		456 Montgomery Street, Suite 1200
San Francisco, CA 94194-2635	San Francisco, California 94104-1245

Approximate date of proposed public offering:
It is proposed that this filing become effective:

[   ] immediately upon filing pursuant to Paragraph (b) of Rule 485.
[ X ]	on December 20, 1999, pursuant to Paragraph (b).
[   ]	60 days after filing pursuant to paragraph (a)(1)
[   ]	on     (date)      pursuant to paragraph (a)(1)of Rule 485.
[   ]	75 days after filing pursuant to paragraph (a)(2).
[   ]	on    (date)   pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ X ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


The Registrant filed its Rule 24f-2 Notice for its fiscal year ended August 31, 1999 on November 23, 1999.

This Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A of Matthews International Funds (the "Trust") is being filed pursuant to Rule 485(b)(1)(iii) solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 11 which was filed pursuant to Rule 485(a)(2) on October 1, 1999, in order to add Matthews Asian Technology Fund to the Trust as well as complying with the Plain English directive of Release Nos. 33-7497, 34-39593 and IC-23011. Accordingly all contents of Post-Effective Amendment No. 11 are incorporated by reference in their entirety into this filing. As stated on the cover page to this filing, this Post-Effective Amendment No. 12 is intended to become effective December 20, 1999.



SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has caused this Post-Effective Amendment No. 12 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, and State of California on the 14th day of December 1999.

Matthews International Funds
Registrant
By /s/G. Paul Matthews
	G. Paul Matthews, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Matthews International Funds has been signed below by the following persons in the capacities and on the date indicated.

Signature				Capacity		Date


/s/ G. Paul Matthews*           President and           December 14, 1999
G. Paul Matthews		Principal Executive Officer

/s/ Brian Stableford*    	Treasurer		December 14, 1999
Brian Stableford

/s/ John Dracott*        	Secretary 		December 14, 1999
John Dracott

/s/ Robert K. Connolly*  	Trustee 		December 14, 1999
Robert K. Connolly

/s/ Richard K. Lyons*           Trustee                 December 14, 1999
Richard K. Lyons

/s/ David FitzWilliam-Lay *     Trustee                 December 14, 1999
 David FitzWilliam-Lay

/s/ Norman W. Berryessa *       Trustee                 December 14, 1999
Norman W. Berryessa

* By: /s/ Deborah Ann Potter, as Attorney-in-Fact and Agent pursuant to Power of Attorney